Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 121,198	$ 66,340
Restricted cash	13,093	13,504
Accounts receivable, net of allowance of $13,136 (December 31, 2018 - $9,177)	393,730	239,925
Income tax recoverable	4,147	9,337
Inventories (note 7)	94,511	48,227
Prepaid expenses and other current assets	41,457	37,739
	668,136	415,072
Other receivables	4,033	4,212
Other assets	4,955	6,135
Deferred income tax (note 15)	2,836
Fixed assets (note 8)	131,545	98,102
Operating lease right-of-use assets (note 5)	132,893
Intangible assets (note 9)	366,224	148,798
Goodwill (note 10)	644,847	335,155
	1,287,333	592,402
	1,955,469	1,007,474
Current liabilities
Accounts payable	76,226	41,709
Accrued liabilities (note 7)	165,444	132,572
Unearned revenues	74,100	36,746
Operating lease liabilities - current (note 5)	30,622
Long-term debt - current (note 11)	5,545	3,915
Contingent acquisition consideration - current (note 18)	6,269	12,005
	358,206	226,947
Long-term debt - non-current (note 11)	761,078	330,608
Operating lease liabilities - non-current (note 5)	111,247
Contingent acquisition consideration (note 18)	8,154	1,281
Unearned revenues	12,593	13,453
Other liabilities	45,403	40,797
Deferred income tax (note 15)	58,239	6,577
	996,714	392,716
Redeemable non-controlling interests (note 12)	174,662	151,585
Shareholders' equity	425,887	236,226
	$ 1,955,469	$ 1,007,474